Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Material Change Date	Oct. 31, 2024
ETFB Green SRI REITs E
Shareholder Report [Line Items]
Fund Name	ETFB Green SRI REITs ETF
Class Name	ETFB Green SRI REITs ETF
Trading Symbol	RITA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETFB Green SRI REITs ETF (RITA) (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ritaetf.com/rita
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETFB Green SRI REITs ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to replicate the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”). For the year ended October 31, 2024, the Fund delivered a total return of 27.51% at Net Asset Value (“NAV”). This performance was primarily driven by strong fundamentals in its holdings, particularly in sectors such as industrial and data center real estate, which saw robust growth due to increased demand for logistics and digital infrastructure. Additionally, the Federal Reserve’s interest rate cuts, which took place in September 2024, began influencing the REITs market as early as late April 2024. This impact is reflected in better performance of the Fund’s top five constituents since May 2024: Prologis (11%), Digital Realty Trust (29%), Public Storage (27%), Welltower Inc. (43%), and AvalonBay Communities (18%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2021)
ETFB Green SRI REITs ETF NAV	27.51	-4.44
S&P 500 TR	38.02	8.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ritaetf.com/rita for more recent performance information. Visit https://ritaetf.com/rita for more recent performance information.
Net Assets	$ 7,136,247
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 34,356
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,136,247
Number of Holdings	53
Net Advisory Fee	$34,356
Portfolio Turnover	80%
30-Day SEC Yield	2.96%
30-Day SEC Yield Unsubsidized	2.96%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Prologis, Inc.	8.8%
Digital Realty Trust, Inc.	8.2%
Public Storage	7.3%
Welltower, Inc.	7.0%
Alexandria Real Estate Equities, Inc.	6.1%
AvalonBay Communities, Inc.	6.0%
Equity Residential	5.1%
Goodman Group	4.8%
Iron Mountain, Inc.	4.7%
Nippon Prologis REIT, Inc.	3.0%

Industry	(% of Net Assets)
REITS-Warehouse-Industrial	27.2%
REITS-Apartments	21.7%
REITS-Health Care	13.8%
REITS-Storage	13.8%
REITS-Diversified	12.1%
REITS-Manufactured Homes	4.4%
REITS-Shopping Centers	2.8%
REITS-Regional Malls	2.6%
REITS-Hotels	0.5%
Cash & Other	1.1%

Updated Prospectus Web Address	https://ritaetf.com/rita.